Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments
Schedule of Financial Instruments

The following table shows the Company’s cash, cash equivalents and short-term investments by significant investment category as of December 31, 2025.

				Cash and Cash	Short-Term
	Amortized Cost	Unrealized Gains	Fair Value	Equivalents	Investments
Cash	$—	$—	$—	$3,266,974	$—
Level 1:	—	—	—	—	—
Money market funds	—	—	—	93,897,417	—
U.S. Treasury securities	199,496,833	1,129,448	200,626,281	—	200,626,281
Total	$199,496,833	$1,129,448	$200,626,281	$97,164,391	$200,626,281